Submission	Jun. 25, 2025
Submission [Line Items]
Central Index Key	0001835632
Registrant Name	Marvell Technology, Inc.
Registration File Number	333-285742
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES